Share-based Compensation - Summary of Non-vested Restricted Stock and Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Non-vested, beginning of period (in shares)	1,038	865	694
Granted (in shares)	1,337	655	449
Vested (in shares)	(328)	(386)	(215)
Forfeited (in shares)	(397)	(96)	(63)
Non-vested, end of period (in shares)	1,650	1,038	865
Weighted Average Grant Date Fair Value
Non-vested, beginning balance (in dollars per share)	$ 25.97	$ 29.6	$ 32.48
Granted (in dollars per share)	16.65	23.27	26.28
Vested (in dollars per share)	22.35	29.36	31.48
Forfeited (in dollars per share)	23.33	26.51	31.08
Non-vested, end of period (in dollars per share)	$ 19.74	$ 25.97	$ 29.6